RES-Q3

Quarterly Report
September 30, 2025
MFS®  Global Research Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 2.8%
General Dynamics Corp.	1,480	$504,680
Howmet Aerospace, Inc.	4,144	813,177
RTX Corp.	4,327	724,037
		$2,041,894
Alcoholic Beverages – 0.8%
China Resources Beer Holdings Co. Ltd.	35,500	$125,177
Kweichow Moutai Co. Ltd., “A”	900	182,566
Pernod Ricard S.A.	2,665	262,037
		$569,780
Apparel Manufacturers – 1.6%
Compagnie Financiere Richemont S.A.	3,285	$630,322
LVMH Moet Hennessy Louis Vuitton SE	857	524,385
		$1,154,707
Broadcasting – 0.8%
Spotify Technology S.A. (a)	865	$603,770
Brokerage & Asset Managers – 4.9%
B3 S.A. - Brasil Bolsa Balcao	217,400	$547,355
Barclays PLC	166,059	851,517
Charles Schwab Corp.	7,455	711,729
CME Group, Inc.	1,413	381,779
Euronext N.V.	5,186	775,691
London Stock Exchange Group PLC	3,291	377,912
		$3,645,983
Business Services – 1.4%
Accenture PLC, “A”	2,937	$724,264
TransUnion	3,992	334,450
		$1,058,714
Computer Software – 9.8%
Atlassian Corp. (a)	2,750	$439,175
Autodesk, Inc. (a)	694	220,463
Cadence Design Systems, Inc. (a)	1,797	631,214
Constellation Software, Inc.	189	513,069
Microsoft Corp.	8,053	4,171,052
Okta, Inc. (a)	3,249	297,933
Salesforce, Inc.	2,117	501,729
Tyler Technologies, Inc. (a)	887	464,043
		$7,238,678
Computer Software - Systems – 5.5%
Apple, Inc.	8,131	$2,070,397
Arista Networks, Inc. (a)	4,019	585,608
EPAM Systems, Inc. (a)	2,888	435,482
Hitachi Ltd.	36,000	956,689
		$4,048,176
Construction – 2.1%
CRH PLC	4,749	$569,405
James Hardie Industries PLC, GDR (a)	16,910	314,197
Sherwin-Williams Co.	1,196	414,127

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Techtronic Industries Co. Ltd.	22,000	$281,433
		$1,579,162
Consumer Products – 0.8%
Colgate-Palmolive Co.	2,608	$208,483
Kao Corp.	4,200	183,211
Kenvue, Inc.	10,459	169,750
		$561,444
Electrical Equipment – 3.4%
Amphenol Corp., “A”	3,890	$481,387
Eaton Corp. PLC	1,531	572,977
Emerson Electric Co.	4,359	571,814
Schneider Electric SE	3,296	930,479
		$2,556,657
Electronics – 11.2%
ASML Holding N.V.	680	$662,974
Broadcom, Inc.	5,312	1,752,482
Lam Research Corp.	5,860	784,654
NVIDIA Corp.	15,510	2,893,856
NXP Semiconductors N.V.	928	211,334
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	2,012,435
		$8,317,735
Energy - Independent – 1.3%
ConocoPhillips	6,260	$592,133
Valero Energy Corp.	2,310	393,301
		$985,434
Energy - Integrated – 1.5%
Galp Energia SGPS S.A., “B”	21,209	$402,153
TotalEnergies SE	11,455	698,995
		$1,101,148
Food & Beverages – 1.5%
Mondelez International, Inc.	4,386	$273,993
Nestle S.A.	4,585	420,861
PepsiCo, Inc.	3,214	451,374
		$1,146,228
Food & Drug Stores – 1.5%
Alimentation Couche-Tard, Inc.	7,317	$390,377
Jeronimo Martins SGPS S.A.	13,791	335,962
Walmart de Mexico S.A.B. de C.V.	124,547	384,723
		$1,111,062
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	1,147	$291,338
Whitbread PLC	7,108	309,443
		$600,781
Health Maintenance Organizations – 0.8%
Cigna Group	1,995	$575,059
Insurance – 2.6%
AIA Group Ltd.	38,000	$364,523
Aon PLC	2,141	763,438
Chubb Ltd.	1,774	500,712

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Sompo Holdings, Inc.	9,700	$300,081
Sony Financial Holdings, Inc. (a)	3,827	4,244
		$1,932,998
Interactive Media Services – 5.0%
Alphabet, Inc., “A”	6,147	$1,494,336
Meta Platforms, Inc., “A”	2,987	2,193,593
		$3,687,929
Leisure & Toys – 2.0%
Sony Group Corp.	14,900	$429,111
Tencent Holdings Ltd.	12,500	1,064,965
		$1,494,076
Machinery & Tools – 3.5%
Atlas Copco AB, “A”	31,717	$540,082
Caterpillar, Inc.	1,046	499,099
Daikin Industries Ltd.	3,800	438,882
GEA Group AG	4,624	341,606
Nordson Corp.	1,770	401,701
Regal Rexnord Corp.	2,819	404,357
		$2,625,727
Major Banks – 7.0%
Banco Bradesco S.A., ADR	117,123	$395,876
Bank of Ireland Group PLC	39,021	645,936
BNP Paribas S.A.	6,860	625,345
Mitsubishi UFJ Financial Group, Inc.	28,000	453,271
NatWest Group PLC	105,779	742,039
PNC Financial Services Group, Inc.	4,318	867,616
Toronto-Dominion Bank	7,348	587,544
UBS Group AG	21,528	884,986
		$5,202,613
Medical Equipment – 4.1%
Becton, Dickinson and Co.	2,297	$429,930
Boston Scientific Corp. (a)	4,324	422,152
Medtronic PLC	6,280	598,107
STERIS PLC	1,672	413,720
Thermo Fisher Scientific, Inc.	1,237	599,970
Waters Corp. (a)	1,798	539,058
		$3,002,937
Metals & Mining – 0.5%
Glencore PLC	75,643	$349,565
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	83,800	$213,647
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	1,389	$326,387
Oil Services – 0.4%
TechnipFMC PLC	7,032	$277,412

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.2%
HDFC Bank Ltd.	41,003	$439,176
Mastercard, Inc., “A”	2,935	1,669,457
Moody's Corp.	536	255,393
		$2,364,026
Pharmaceuticals – 4.2%
AbbVie, Inc.	4,048	$937,274
Daiichi Sankyo Co. Ltd.	9,200	206,228
Johnson & Johnson	5,037	933,961
Pfizer, Inc.	12,757	325,048
Roche Holding AG	2,198	723,430
		$3,125,941
Printing & Publishing – 0.3%
Wolters Kluwer N.V.	1,766	$240,822
Railroad & Shipping – 0.6%
Union Pacific Corp.	1,779	$420,502
Restaurants – 1.1%
Aramark	11,601	$445,478
U.S. Foods Holding Corp. (a)	5,275	404,171
		$849,649
Specialty Chemicals – 2.9%
Air Products & Chemicals, Inc.	1,584	$431,989
Akzo Nobel N.V.	4,491	319,523
Corteva, Inc.	4,483	303,185
Croda International PLC	9,552	349,133
Linde PLC	1,650	783,750
		$2,187,580
Specialty Stores – 3.9%
Amazon.com, Inc. (a)	11,448	$2,513,637
BJ's Wholesale Club Holdings, Inc. (a)	3,804	354,723
		$2,868,360
Telecom - Infrastructure – 0.7%
Cellnex Telecom S.A.	14,146	$490,478
Telecom Services – 1.3%
Advanced Info Service Public Co. Ltd.	28,400	$255,035
KDDI Corp.	20,700	330,408
Koninklijke KPN N.V.	75,854	364,211
		$949,654
Tobacco – 0.5%
Philip Morris International, Inc.	2,464	$399,661
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	2,038	$273,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.4%
Duke Energy Corp.	4,929	$609,964
National Grid PLC	46,629	672,231
PG&E Corp.	32,082	483,797
		$1,765,992
Total Common Stocks		$73,945,807

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	352	$0

Mutual Funds (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.19% (v)	113,715	$113,726

Other Assets, Less Liabilities – 0.0%		11,328
Net Assets – 100.0%		$74,070,861

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $113,726 and
$73,945,807, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$47,495,696	$—	$—	$47,495,696
France	775,691	3,041,241	—	3,816,932
United Kingdom	742,039	2,909,801	—	3,651,840
Japan	3,302,125	—	—	3,302,125
Switzerland	420,861	2,238,738	—	2,659,599
Taiwan	2,012,435	—	—	2,012,435
Netherlands	560,345	1,027,185	—	1,587,530
China	1,586,355	—	—	1,586,355
Canada	1,490,990	0	—	1,490,990
Other Countries	3,586,088	2,756,217	—	6,342,305
Investment Companies	113,726	—	—	113,726
Total	$62,086,351	$11,973,182	$—	$74,059,533
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$446,020	$10,456,325	$10,788,590	$7	$(36)	$113,726

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,568	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
United States	64.3%
France	5.2%
United Kingdom	4.9%
Japan	4.5%
Switzerland	3.6%
Taiwan	2.7%
Netherlands	2.1%
China	2.1%
Canada	2.0%
Other Countries	8.6%